INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2013, of which Glorycrown and Everbright accounted for $95.2 million (December 31, 2012: $93.5 million).

(in thousands of $)	June 30, 2013	December 31, 2012
Total minimum lease payments to be received	1,850,485	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229)	(538,890)
Net minimum lease payments receivable	1,353,256	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(401,511)	(435,047)
	1,267,864	1,310,442
Less: deferred deemed equity contribution	(145,069)	(151,454)
Less: unamortized gains	(14,637)	(15,129)
Total investment in direct financing and sales-type leases	1,108,158	1,143,859

Current portion	52,257	56,870
Long-term portion	1,055,901	1,086,989
	1,108,158	1,143,859